Commitments Under Operating Leases	12 Months Ended
Jun. 30, 2018
Leases1 [Abstract]
Commitments Under Operating Leases
Commitments Under Finance Leases
Future minimum finance lease payments at 30 June were as follows:

	2018 £’000	2017 £’000
Amounts payable within 1 year	£44	£88
Amounts payable 1 to 3 years	20	63
Amounts payable 3 to 5 years	—	—
Amounts payable in more than 5 years	—	—
Total	£64	£151
Commitments Under Operating Leases
At 30 June, the Group had annual commitments under non-cancellable operating leases as follows:

	2018 £’000	2017 £’000
Amounts payable within 1 year	£10,384	£7,638
Amounts payable 1 to 3 years	19,011	13,374
Amounts payable 3 to 5 years	12,800	9,700
Amounts payable in more than 5 years	6,469	6,576
Total	£48,664	£37,288